Minimum Lease Payments and Present Value of the Minimum Lease Payments Under Finance Lease Obligations for Land (Details) - Land [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	$ 341	$ 344
Future finance charges on finance lease obligations	(211)	(212)
Present value of finance lease liabilities	130	132
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	8	5
Present value of finance lease liabilities	8	5
Later than 1 year and no later than 2 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	5	5
Present value of finance lease liabilities	5	5
Later than 2 years and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	16	16
Present value of finance lease liabilities	12	13
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	312	318
Present value of finance lease liabilities	$ 105	$ 109